Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Text block [Abstract]
Accounts and notes receivables	¥ 2,757,412	¥ 2,466,398
Other receivables	870,398	716,558
Allowance for doubtful accounts	(41,679)	(40,124)
Total	¥ 3,586,130	¥ 3,142,832